Loans - Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Six Months (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 51,340	¥ 16,790
Housing loan
Financing Receivable, Modifications [Line Items]
Recorded investment	505	686
Other
Financing Receivable, Modifications [Line Items]
Recorded investment	1,104	1,349
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	7,554	10,354
Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Recorded investment	2,084	5,875
Domestic | Corporate | Small and medium sized companies
Financing Receivable, Modifications [Line Items]
Recorded investment	3,861	2,444
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 43,786	¥ 6,436